ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTING POLICIES [Abstract]
Impact of Adoption of this ASU
The impact of the adoption of this ASU follows:

	As Reported Under ASU 2016-13	Pre-ASU 2016-13 Adoption	Impact of ASU 2016-13
		(In thousands)
Assets
Loans
Commercial	$1,242,510	$1,242,415	$95
Mortgage	1,015,944	1,015,926	18
Installment	475,358	475,337	21
Total loans	2,733,812	2,733,678	134
Allowance for credit losses	(47,137)	(35,429)	(11,708)
Net loans	$2,686,675	$2,698,249	$(11,574)
Deferred tax assets (1)	$3,015	$275	$2,740
Total Assets	$4,195,179	$4,204,013	$(8,834)

Liabilities and shareholders’ equity
Allowance for credit losses on unfunded lending commitments (2)	$3,274	$1,805	$1,469
Total liabilities	$3,815,960	$3,814,491	$1,469
Retained earnings	$29,842	$40,145	$(10,303)
Total shareholders’ equity	$379,219	$389,522	$(10,303)
Total liabilities and shareholders’ equity	$4,195,179	$4,204,013	$(8,834)

(1)	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.

(2)	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.